Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue Recognition
3. R
EVENUE
R
ECOGNITION
We recognize revenue in accordance with ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”). We have two reportable segments: Marketplace and Resale.
Through the Marketplace segment, we act as an intermediary between ticket buyers and sellers. We earn revenue processing ticket sales from our Owned Properties, consisting of the Vivid Seats website and our mobile applications, and from our Private Label offering, which is comprised of numerous distribution partners.

Marketplace revenues consisted of the following (in thousands):

	Three Months Ended March 31,
	2023	2022
Marketplace revenues:
Owned Properties	$102,815	$83,666
Private Label	33,766	26,850

Total Marketplace revenues	$136,581	$110,516

Marketplace revenues consisted of the following event categories (in thousands):

	Three Months Ended March 31,
	2023	2022
Marketplace revenues:
Concerts	$74,879	$58,673
Sports	45,600	38,915
Theater	15,390	12,615
Other	712	313

Total Marketplace revenues	$136,581	$110,516

Resale revenues were $24.5 million and $20.3 million during the three months ended March 31, 2022 and 2021, respectively.
At March 31, 2023, Deferred revenue in the Condensed Consolidated Balance Sheets was $25.9 million, which primarily relates to Vivid Seats Rewards, our loyalty program. Stamps earned under the program expire in two to three years, if not converted to credits, and credits expire in two to four years, if not redeemed. We expect to recognize all outstanding deferred revenue in the next seven years.
At December 31, 2022, $32.0 million was recorded as Deferred revenue, of which $10.9 million was recognized as revenue during the three months ended March 31, 2023. At December 31, 2021, $25.1 million was recorded as Deferred revenue, of which $4.0 million was recognized as revenue during the three months ended March 31, 2022.

4. R
EVENUE
R
ECOGNITION
During the years ended December 31, 2022, 2021, and 2020 Marketplace revenues consisted of the following (in thousands):

	2022	2021	2020
Marketplace revenues:
Owned Properties	$400,413	$308,226	$24,188
Private Label	110,681	81,442	(907)

Total Marketplace revenues	$511,094	$389,668	$23,281

During the years ended December 31, 2022, 2021, and 2020 Marketplace revenues consisted of the following event categories (in thousands):

	2022	2021	2020
Marketplace revenues:
Concerts	$251,423	$171,149	$15,775
Sports	196,467	175,471	3,484
Theater	61,483	41,745	3,759
Other	1,721	1,303	263

Total Marketplace revenues	$511,094	$389,668	$23,281

Within the Resale segment, we sell tickets we hold in inventory on resale ticket marketplaces. Resale revenues were $89.2 million, $53.4 million, and $11.8 million during the years ended December 31, 2022, 2021, and 2020, respectively.
At December 31, 2022, Deferred revenue in the Consolidated Balance Sheets was $32.0 million, which primarily relates to Vivid Seats Rewards, our loyalty program. Stamps earned under the program expire in two to three years, if not converted to credits, and credits expire in two to four years, if not redeemed. We expect to recognize all outstanding deferred revenue in the next seven years.
At December 31, 2021, $25.1 million was recorded as Deferred revenue, of which $16.2 million was recognized as revenue during year ended December 31, 2022. At December 31, 2020, $6.0 million was recorded as deferred revenue, of which $3.3 million was recognized as revenue during the year ended December 31, 2021.